Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable are as follows:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Trade receivables	473,515,321	531,234,070	74,006,585
Allowance for expected credit losses	(29,354,030)	(30,317,255)	(4,223,518)
Accounts receivable	444,161,291	500,916,815	69,783,067

Schedule of Allowance for Expected Credit Losses

Below is an analysis of the movements in the allowance for expected credit losses:

	Year Ended March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	24,366,824	29,354,030	$4,089,330
Additions	4,987,206	2,890,210	402,638
Write off	-	(1,926,985)	(268,450)
Balance at end of the year	29,354,030	30,317,255	$4,223,518